UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09-30-2008

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      10/17/2008

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 86
Form 13F Information Table Value Total: $94,542,386

List of Other Included Managers:


No. 13F File Number





FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $2,243,475    32,842                                               32,842
Abbott Laboratories              Common   002824100 $263,141      4,570                                                4,570
AMEX Energy Sector SPDR          Common   81369y506 $1,636,622    25,855                                               25,855
AMEX Financial Sector SPDR       Common   81369y605 $383,280      19,270                                               19,270
Amgen Inc.                       Common   031162100 $215,150      3,630                                                3,630
Anheuser-Busch Companies, Inc.   Common   035229103 $402,256      6,200                                                6,200
AT&T Corp                        Common   00206r102 $553,234      19,814                                               19,814
Automatic Data Processing, Inc.  Common   053015103 $994,750      23,269                                               23,269
Bank of America Corporation      Common   060505104 $456,645      13,047                                               13,047
Baxter International, Inc,       Common   071813109 $267,639      4,078                                                4,078
Berkshire Hathaway Inc. Class A  Common   084670108 $2,350,800    18                                                   18
Berkshire Hathaway Inc. Class B  Common   084670207 $1,920,615    437                                                  437
Boston Properties, Inc.          Common   101121101 $738,509      7,885                                                7,885
BP p.l.c. ADR                    Common   055622104 $302,781      6,035                                                6,035
Broadridge Financial Solutions InCommon   11133t103 $915,382      59,479                                               59,479
Canadian Natural Resources Ltd.  Common   136385101 $975,213      14,245                                               14,245
Chevron Corp                     Common   166764100 $1,552,521    18,823                                               18,823
Cintas Corporation               Common   172908105 $207,545      7,229                                                7,229
Cisco Systems, Inc.              Common   17275r102 $1,721,689    76,316                                               76,316
Citigroup Inc.                   Common   172967101 $247,904      12,087                                               12,087
Clorox Company                   Common   189054109 $1,896,999    30,260                                               30,260
Coca-Cola Company                Common   191216100 $2,540,819    48,048                                               48,048
Colgate-Palmolive Company        Common   194162103 $2,303,902    30,576                                               30,576
Comcast Corporation              Common   20030n200 $2,527,786    128,183                                              128,183
ConocoPhillips                   Common   20825C104 $502,349      6,858                                                6,858
Covidien Limited                 Common   G2552X108 $1,174,831    21,853                                               21,853
CVS Caremark Corp                Common   126650100 $2,473,310    73,479                                               73,479
Danaher Corp.                    Common   235851102 $360,880      5,200                                                5,200
Diamonds Trust Series 1          Common   252787106 $221,379      2,043                                                2,043
Dreyfus Municipal Income Inc.    Common   26201r102 $70,100       10,000                                               10,000
EMC Corp/Mass                    Common   268648102 $186,397      15,585                                               15,585
Exxon Mobil Corp.                Common   30231g102 $2,493,073    32,102                                               32,102
Forest Laboratories, Inc.        Common   345838106 $226,240      8,000                                                8,000
General Electric Company         Common   369604103 $4,542,596    178,141                                              178,141
Harley-Davidson, Inc.            Common   412822108 $544,953      14,610                                               14,610
Hewlett-Packard Co               Common   428236103 $838,424      18,132                                               18,132
Home Depot, Inc.                 Common   437076102 $479,598      18,524                                               18,524
Hospira, Inc.                    Common   441060100 $1,072,923    28,087                                               28,087
IDEXX Laboratories, Inc          Common   45168d104 $328,033      5,986                                                5,986
Intel Corp                       Common   458140100 $457,586      24,430                                               24,430
Intl Business Machines Corp      Common   459200101 $576,194      4,926                                                4,926
iShares Comex Gold Trust         Common   464285105 $1,363,674    15,955                                               15,955
iShares DJ Select Dividend       Common   464287168 $350,053      6,575                                                6,575
iShares MSCI EAFE Index Fund     Common   464287465 $1,853,227    32,917                                               32,917
iShares MSCI Emerging Markets IndCommon   464287234 $1,790,679    52,405                                               52,405
iShares Russell 2000 Index Fund  Common   464287655 $2,655,060    39,045                                               39,045
iShares S&P SmallCap 600 Index FuCommon   464287804 $1,088,438    18,290                                               18,290
ITT Corporation                  Common   450911102 $1,575,431    28,330                                               28,330
J.P. Morgan Chase & Co.          Common   46625h100 $1,081,323    23,154                                               23,154
Johnson & Johnson                Common   478160104 $3,990,164    57,594                                               57,594
Laboratory CP Amer Hldgs         Common   50540R409 $1,879,489    27,043                                               27,043
Liberty Media Corp - Ent Ser A   Common   53071m500 $545,445      21,844                                               21,844
Madalena Ventures Inc.           Common   556232106 $5,625        25,000                                               25,000
McGraw-Hill Companies, Inc.      Common   580645109 $1,548,258    48,980                                               48,980
Medtronic, Inc.                  Common   585055106 $550,399      10,986                                               10,986
Merck & Co. Inc.                 Common   589331107 $226,664      7,182                                                7,182
Microsoft Corp                   Common   594918104 $2,654,267    99,448                                               99,448
Moody's Corporation              Common   615369105 $1,063,754    31,286                                               31,286
Norfolk Southern Corp.           Common   655844108 $249,943      3,775                                                3,775
Occidental Petroleum             Common   674599105 $322,849      4,582                                                4,582
Oil Service HOLDRs Trust         Common   678002106 $205,380      1,400                                                1,400
Omnicom Group Inc Com            Common   681919106 $1,884,918    48,882                                               48,882
Oracle Corp.                     Common   68389X105 $260,374      12,820                                               12,820
Paychex, Inc.                    Common   704326107 $309,425      9,368                                                9,368
Pepsi Co Inc                     Common   713448108 $997,424      13,995                                               13,995
Pfizer Inc.                      Common   717081103 $1,455,893    78,953                                               78,953
Procter & Gamble Co              Common   742718109 $4,139,611    59,400                                               59,400
Progress Energy, Inc.            Common   743263105 $319,162      7,400                                                7,400
Rupert Resources Ltd.            Common   78165j105 $4,500        20,000                                               20,000
Sara Lee Corp                    Common   803111103 $146,508      11,600                                               11,600
Southern Pacific Resource Co.    Common   84359y106 $8,430        30,000                                               30,000
SPDR Tr Unit Ser 1               Common   78462F103 $1,565,169    13,494                                               13,494
Stryker Corp                     Common   863667101 $248,577      3,990                                                3,990
Sysco Corp                       Common   871829107 $233,013      7,558                                                7,558
Tyco Intl Ltd New Com            Common   G9143X208 $262,956      7,508                                                7,508
United Technologies Corp         Common   913017109 $2,385,006    39,710                                               39,710
US Bancorp                       Common   902973304 $230,348      6,395                                                6,395
Vanguard Total Stock Market ETF  Common   922908769 $687,481      11,780                                               11,780
Verizon Communications           Common   92343v104 $215,170      6,705                                                6,705
Walgreen Co                      Common   931422109 $223,841      7,230                                                7,230
Wal-Mart Stores                  Common   931142103 $3,889,376    64,942                                               64,942
Walt Disney Co.                  Common   254687106 $689,543      22,468                                               22,468
Wells Fargo & Co.                Common   949746101 $3,257,980    86,810                                               86,810
Western Union Company            Common   959802109 $880,187      35,678                                               35,678
Whole Foods Market Inc.          Common   966837106 $870,404      43,455                                               43,455
Wyeth                            Common   983024100 $209,450      5,670                                                5,670
